Short-Term Borrowings and Long-Term Debt (Tables)	12 Months Ended
Mar. 31, 2011
Short-Term Borrowings and Long-Term Debt (Tables) [Abstract]
Short term borrowings

Short-term borrowings are comprised of the following:

	Yen in millions
	March 31
	2010	2011

Unsecured loans:
with a weighted-average interest rate of 3.08%	38,785
with a weighted-average interest rate of 4.40%		43,737
Secured call money:
with a weighted-average interest rate of 0.15%	10,000
with a weighted-average interest rate of 0.11%		10,000

	48,785	53,737

Long-term debt
Long-term debt is comprised of the following:

	Yen in millions
	March 31
	2010	2011

Unsecured loans, representing obligations principally to banks:
Due 2010 to 2020, with interest rates ranging from 0.20% to 4.50% per annum	563,465
Due 2011 to 2018, with interest rates ranging from 0.20% to 4.50% per annum		441,976
Unsecured 2.04% bonds, due 2010, net of unamortized discount	49,999
Unsecured 0.80% bonds, due 2010, net of unamortized discount	49,999
Unsecured 1.52% bonds, due 2011, net of unamortized discount	49,999	50,000
Unsecured 1.16% bonds, due 2012, net of unamortized discount	39,993	39,996
Unsecured 1.52% bonds, due 2013, net of unamortized discount	34,999	34,999
Unsecured 1.57% bonds, due 2015, net of unamortized discount	29,988	29,991
Unsecured 1.75% bonds, due 2015, net of unamortized discount	24,996	24,996
Unsecured 2.35% bonds, due 2010	4,900
Unsecured 1.17% bonds, due 2011	10,500	10,500
Unsecured 0.95% bonds, due 2012	60,000	60,000
Unsecured 1.40% bonds, due 2013	10,700	10,700
Unsecured 1.30% bonds, due 2014	110,000	110,000
Unsecured 2.00% bonds, due 2018	16,300	16,300
Unsecured 2.07% bonds, due 2019	50,000	50,000
Capital lease obligations:
Due 2010 to 2021 with interest rates ranging from 0.01% to 7.77% per annum	35,013
Due 2011 to 2021 with interest rates ranging from 0.03% to 9.09% per annum		24,673
Guarantee deposits received	19,178	17,718

	1,160,029	921,849
Less — Portion due within one year	235,822	109,614

	924,207	812,235

Aggregate amounts of annual maturities of long-term debt
Aggregate amounts of annual maturities of long-term debt are as follows:

Fiscal year ending March 31	Yen in millions

2012	109,614
2013	277,679
2014	117,397
2015	210,052
2016	77,978
Later years	129,129

Total	921,849